Disclosure of fair value measurement of assets (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Fair Value Disclosure Of Fair Value Measurement Of Assets 1	$ 4,276,596
Fair Value Disclosure Of Fair Value Measurement Of Assets 2	4,276,596
Fair Value Disclosure Of Fair Value Measurement Of Assets 3	0
Fair Value Disclosure Of Fair Value Measurement Of Assets 4	5,846,627
Fair Value Disclosure Of Fair Value Measurement Of Assets 5	5,846,627
Fair Value Disclosure Of Fair Value Measurement Of Assets 6	0
Fair Value Disclosure Of Fair Value Measurement Of Assets 7	4,416,780
Fair Value Disclosure Of Fair Value Measurement Of Assets 8	0
Fair Value Disclosure Of Fair Value Measurement Of Assets 9	4,416,780
Fair Value Disclosure Of Fair Value Measurement Of Assets 10	4,416,780
Fair Value Disclosure Of Fair Value Measurement Of Assets 11	0
Fair Value Disclosure Of Fair Value Measurement Of Assets 12	4,416,780
Fair Value Disclosure Of Fair Value Measurement Of Assets 13	8,693,376
Fair Value Disclosure Of Fair Value Measurement Of Assets 14	4,276,596
Fair Value Disclosure Of Fair Value Measurement Of Assets 15	4,416,780
Fair Value Disclosure Of Fair Value Measurement Of Assets 16	10,263,407
Fair Value Disclosure Of Fair Value Measurement Of Assets 17	5,846,627
Fair Value Disclosure Of Fair Value Measurement Of Assets 18	$ 4,416,780